Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	$ 314	$ 1
Net cash generated from investing activities
Net cash generated from financing activities
Net increase in cash and cash equivalent and restricted cash	314	1
Cash and cash equivalents and restricted cash at the beginning of year	1
Cash and cash equivalents and restricted cash at the end of year	315	1
Reconciliation of cash and cash equivalents and restricted cash
Cash and cash equivalents at end of the year	315	1
Restricted cash at the end of the year
Total cash and cash equivalents and restricted cash at the end of year	$ 315	$ 1